UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group Limited Term Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

Semiannual report

Delaware Limited-Term

Diversified Income Fund

(Formerly Delaware Limited-Term

Government Fund)

June 30, 2008

Fixed income mutual fund

Table of contents

Disclosure of Fund expenses	1

Sector allocation and credit quality breakdown	3

Statement of net assets	5

Statement of operations	18

Statements of changes in net assets	20

Financial highlights	22

Notes to financial statements	32

Other Fund information	45

About the organization	49

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period January 1, 2008 to June 30, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 to June 30, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio(s) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Limited-Term Diversified Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/08	6/30/08	Expense Ratio	1/1/08 to 6/30/08*
Actual Fund return
Class A	$1,000.00	$1,013.70	0.84%	$4.21
Class B	1,000.00	1,010.60	1.69%	8.45
Class C	1,000.00	1,010.60	1.69%	8.45
Class R	1,000.00	1,011.90	1.19%	5.95
Institutional Class	1,000.00	1,014.40	0.69%	3.46
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.69	0.84%	$4.22
Class B	1,000.00	1,016.46	1.69%	8.47
Class C	1,000.00	1,016.46	1.69%	8.47
Class R	1,000.00	1,018.95	1.19%	5.97
Institutional Class	1,000.00	1,021.43	0.69%	3.47

* “Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Sector allocation and credit quality breakdown
Delaware Limited-Term Diversified Income Fund	As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Agency Asset-Backed Security	0.11%
Agency Collateralized Mortgage Obligations	8.45%
Agency Mortgage-Backed Securities	17.40%
Agency Obligations	8.54%
Commercial Mortgage-Backed Securities	1.48%
Corporate Bonds	14.12%
Banking	0.25%
Basic Industries	0.28%
Brokerage	0.24%
Capital Goods	0.87%
Communications	1.50%
Consumer Cyclical	1.57%
Consumer Non-Cyclical	2.88%
Electric	1.07%
Energy	0.94%
Finance Companies	1.74%
Insurance	0.90%
Real Estate	0.60%
Technology	1.28%
Non-Agency Asset-Backed Securities	5.43%
Non-Agency Collateralized Mortgage Obligations	1.55%
Senior Secured Loan	0.22%
Sovereign Debt	6.35%
Supranational Banks	0.72%
U.S. Treasury Obligations	34.55%
Securities Lending Collateral	0.47%
Total Value of Securities	99.39%
Obligation to Return Securities Lending Collateral	(0.47%)
Receivables and Other Assets Net of Liabilities	1.08%
Total Net Assets	100.00%

Sector allocation and credit quality breakdown
Delaware Limited-Term Diversified Income Fund

Credit Quality Breakdown (as a % of fixed income investments)
AAA	85.08%
AA	1.24%
A	8.24%
BBB	3.81%
BB	0.91%
B	0.68%
Non-Rated	0.04%
Total	100.00%

Statement of net assets
Delaware Limited-Term Diversified Income Fund	June 30, 2008 (Unaudited)

	Principal amount°		Value (U.S. $)
Agency Asset-Backed Security – 0.11%
fFannie Mae Grantor Trust Series 2003-T4 2A5
5.407% 9/26/33	USD	267,057	$234,956
Total Agency Asset-Backed Security
(cost $264,897)			234,956

Agency Collateralized Mortgage Obligations – 8.45%
•E.F. Hutton Trust III Series 1 A
3.554% 10/25/17		96,469	96,483
Fannie Mae Grantor Trust
Series 2001-T10 A1 7.00% 12/25/41		408,249	427,424
Series 2002-T1 A2 7.00% 11/25/31		235,043	249,040
•Fannie Mae Series 2006-M2 A2F
5.259% 5/25/20		1,315,000	1,271,008
Fannie Mae Whole Loan
•Series 2002-W1 2A 7.50% 2/25/42		225,093	236,673
Series 2004-W9 2A1 6.50% 2/25/44		284,009	296,854
•Freddie Mac Series 3094 US 6.75% 9/15/34		1,128,054	1,025,770
Freddie Mac Stated Final Series 5 GC
2.95% 12/15/09		922,581	923,578
wFreddie Mac Structured Pass
Through Securities
Series T-42 A5 7.50% 2/25/42		84,084	89,838
Series T-58 2A 6.50% 9/25/43		1,531,515	1,603,896
•Series T-60 1A4C 5.395% 3/25/44		2,588,828	2,600,657
GNMA
Series 2002-28 B 5.779% 7/16/24		2,132,694	2,165,843
Series 2002-61 BA 4.648% 3/16/26		138,177	139,058
Series 2003-72 C 4.86% 2/16/30		2,500,000	2,500,139
•Series 2003-78 B 5.11% 10/16/27		5,000,000	5,019,887
Total Agency Collateralized Mortgage
Obligations (cost $18,732,618)			18,646,148

Agency Mortgage-Backed Securities – 17.40%
Fannie Mae
4.50% 3/1/14		1,289,333	1,281,295
6.00% 9/1/12		943,019	965,469
6.50% 8/1/17		303,536	315,760
7.41% 4/1/10		4,670,453	4,862,725
9.00% 11/1/15		149,244	158,829

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae (continued)
10.00% 10/1/30	USD	172,769	$197,451
16.00% 11/15/12		143,958	162,817
•Fannie Mae ARM
4.603% 6/1/34		422,754	424,161
4.794% 11/1/35		2,472,695	2,504,622
5.051% 8/1/35		709,930	706,559
5.129% 11/1/35		328,451	331,598
5.442% 8/1/34		448,284	448,590
5.863% 4/1/36		3,812,731	3,878,740
6.13% 6/1/36		1,351,113	1,382,948
6.177% 7/1/36		1,406,336	1,440,410
6.287% 7/1/36		1,167,577	1,197,972
6.326% 8/1/36		738,144	758,589
6.335% 4/1/36		512,967	528,815
6.406% 12/1/33		373,433	379,928
Fannie Mae Balloon 7 yr
4.00% 8/1/10		1,293,178	1,289,220
5.00% 8/1/11		1,780,695	1,806,742
Fannie Mae FHAVA 30 yr
7.25% 4/1/09		384	388
7.50% 3/1/25		1,010	1,076
8.50% 8/1/09		1,033	1,051
11.00% 8/1/10 to 12/1/15		136,267	145,749
Fannie Mae GPM 11.00% 11/1/10		6,523	6,930
Fannie Mae S.F. 15 yr
7.50% 4/1/11		6,489	6,722
8.00% 10/1/14 to 10/1/16		620,670	653,441
Fannie Mae S.F. 20 yr 6.50% 2/1/22		387,727	403,331
Fannie Mae S.F. 30 yr
6.50% 9/1/36		554,338	571,477
7.00% 12/1/37		60,198	63,168
7.50% 12/1/10 to 11/1/31		133,194	141,241
8.00% 9/1/11 to 5/1/24		390,978	421,516
8.50% 9/1/09 to 8/1/17		126,450	136,817
9.00% 8/1/22		363,168	398,625
9.25% 3/1/09 to 8/1/16		46,818	51,440
10.00% 2/1/25		603,901	660,467
11.00% 9/1/15 to 8/1/20		118,580	134,993
12.50% 2/1/11		453	468

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac
6.00% 1/1/17	USD	410,235	$417,799
6.50% 6/17/14 to 3/1/16		1,457,232	1,485,664
•Freddie Mac ARM
5.634% 4/1/33		233,463	234,465
5.675% 7/1/36		316,263	322,589
6.937% 4/1/34		113,344	114,120
Freddie Mac Balloon 5 yr 4.00% 8/1/08		593,883	593,693
Freddie Mac Balloon 7 yr
4.00% 4/1/10 to 5/1/10		1,219,800	1,219,046
4.50% 3/1/10 to 12/1/10		2,435,596	2,458,670
5.00% 6/1/11 to 11/1/11		500,342	509,377
6.00% 4/1/09		30,364	30,700
Freddie Mac FHAVA 30 yr
8.50% 1/1/09		27	27
9.50% 2/1/10		24,178	24,982
11.00% 2/1/14		3,993	4,300
Freddie Mac S.F. 15 yr
6.00% 10/1/10		8,636	8,847
7.50% 4/1/11		32,996	34,162
8.00% 7/1/16		126,626	134,178
Freddie Mac S.F. 30 yr
8.00% 5/1/09 to 5/1/31		313,968	339,887
8.50% 12/1/08 to 12/1/09		3,428	3,538
9.00% 6/1/09 to 9/1/30		204,601	227,622
9.25% 2/1/13		503	508
9.50% 6/1/16		140	142
9.75% 12/1/08		708	716
11.00% 5/1/20		4,582	5,290
11.50% 6/1/15 to 3/1/16		214,444	241,358
GNMA I GPM
11.00% 7/15/10		11,127	11,780
11.50% 4/15/10		7,643	8,128
12.25% 1/15/14		9,569	10,896
GNMA I Mobile Home 6.50% 9/15/10		8,756	9,039
GNMA I S.F. 15 yr
6.00% 2/15/09 to 6/15/09		22,857	23,014
7.50% 7/15/10 to 9/15/10		34,764	34,898

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
GNMA I S.F. 30 yr
7.50% 12/15/23 to 12/15/31	USD	393,164	$422,860
8.00% 6/15/30		8,799	9,640
9.00% 10/15/09 to 2/15/17		64,086	68,580
9.50% 6/15/16 to 8/15/17		20,854	22,959
11.00% 12/15/09 to 5/15/20		144,922	162,889
GNMA II GPM 9.75% 12/20/16 to 9/20/17		19,303	21,263
GNMA II S.F. 15 yr 7.50% 3/20/09		1,907	1,949
GNMA II S.F. 30 yr
9.50% 11/20/20		2,507	2,781
10.50% 6/20/20		2,313	2,629
11.00% 9/20/15 to 10/20/15		78,625	87,981
11.50% 12/20/17 to 10/20/18		60,841	69,701
12.00% 4/20/14 to 5/20/16		139,048	158,400
12.50% 10/20/13 to 11/20/13		33,007	36,941
Total Agency Mortgage-Backed Securities
(cost $38,630,564)			38,400,148

Agency Obligations – 8.54%
Fannie Mae
3.00% 7/12/10		5,010,000	4,989,796
6.25% 2/1/11		715,000	750,156
Federal Home Loan Bank System
3.75% 1/8/10		2,250,000	2,275,922
3.84% 11/25/09		1,299,625	1,292,724
4.25% 11/20/09		1,030,000	1,048,203
*4.375% 9/17/10		1,250,000	1,278,425
4.50% 10/9/09		340,000	346,651
•8.00% 7/11/17		3,000,000	2,954,400
•8.00% 7/7/23		2,000,000	1,985,000
Freddie Mac
*4.125% 10/18/10		1,445,000	1,471,141
5.00% 12/14/18		315,000	294,960
*5.75% 1/15/12		150,000	159,342
Total Agency Obligations (cost $18,931,557)			18,846,720

	Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities – 1.48%
•Bank of America Commercial Mortgage Securities
Series 2006-3 A4 5.889% 7/10/44	USD	835,000	$818,171
•Credit Suisse Mortgage Capital Certificates
Series 2006-C1 AAB 5.681% 2/15/39		180,000	175,480
•#Crown Castle Towers Series 2005-1A AFL
144A 2.851% 6/15/35		630,000	609,525
@•#Goldman Sachs Mortgage Securities II
Series 2006-RR3 A1S 144A 5.76% 7/18/56		360,000	235,930
•Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36		285,000	280,087
JPMorgan Chase Commercial Mortgage Securities
Series 2006-LDP9 A2 5.134% 5/15/47		320,000	296,780
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2 4.96% 7/12/38		270,000	268,683
#Tower 144A
Series 2006-1 B 5.588% 2/15/36		255,000	246,639
Series 2006-1 C 5.707% 2/15/36		340,000	325,989
Total Commercial Mortgage-Backed Securities
(cost $3,489,531)			3,257,284

Corporate Bonds – 14.12%
Banking – 0.25%
JPMorgan Chase 5.75% 1/2/13		20,000	20,149
•Wells Fargo Capital XIII 7.70% 12/29/49		530,000	527,358
			547,507
Basic Industries – 0.28%
#Evraz Group 144A 9.50% 4/24/18		180,000	181,350
#Nine Dragons Paper Holdings 144A
7.875% 4/29/13		450,000	442,251
			623,601
Brokerage – 0.24%
Lehman Brothers Holdings 5.625% 1/24/13		555,000	525,826
			525,826
Capital Goods – 0.87%
Philips Electronics 4.625% 3/11/13		1,570,000	1,548,066
Textron 6.50% 6/1/12		345,000	361,395
			1,909,461

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications – 1.50%
AT&T Wireless 8.125% 5/1/12	USD	2,000,000	$2,192,404
France Telecom 7.75% 3/1/11		1,049,000	1,111,604
			3,304,008
Consumer Cyclical – 1.57%
Centex 4.875% 8/15/08		1,510,000	1,511,887
General Motors 6.85% 10/15/08		505,000	489,850
KB HOME 8.625% 12/15/08		1,000,000	1,010,000
Wal-Mart Stores 4.25% 4/15/13		450,000	447,961
			3,459,698
Consumer Non-Cyclical – 2.88%
American Home Products 6.95% 3/15/11		2,000,000	2,118,486
#Dr Pepper Snapple Group 144A
6.12% 5/1/13		995,000	1,009,602
GlaxoSmithKline Capital 4.85% 5/15/13		1,145,000	1,144,684
Kellogg 5.125% 12/3/12		975,000	988,791
Safeway 6.50% 3/1/11		1,065,000	1,102,153
			6,363,716
Electric – 1.07%
Baltimore Gas & Electric 6.125% 7/1/13		375,000	380,040
Pacific Gas & Electric 4.20% 3/1/11		2,000,000	1,984,464
			2,364,504
Energy – 0.94%
Weatherford International 6.625% 11/15/11		2,000,000	2,085,706
			2,085,706
Finance Companies – 1.74%
General Electric Capital 4.80% 5/1/13		2,100,000	2,059,490
International Lease Finance 5.35% 3/1/12		2,000,000	1,790,846
			3,850,336
Insurance – 0.90%
WellPoint 5.00% 1/15/11		2,000,000	1,977,708
			1,977,708
Real Estate – 0.60%
iStar Financial
•3.12% 9/15/09		985,000	903,942
5.80% 3/15/11		500,000	425,253
			1,329,195

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Technology – 1.28%
Oracle 4.95% 4/15/13	USD	2,095,000	$2,117,481
Xerox 5.65% 5/15/13		720,000	713,591
			2,831,072
Total Corporate Bonds (cost $30,243,729)			31,172,338

Non-Agency Asset-Backed Securities – 5.43%
•Bank of America Credit Card Trust
Series 2006-A10 A10 2.451% 2/15/12		4,915,000	4,887,525
Series 2008-A5 A5 3.671% 12/16/13		820,000	832,171
#Cabela’s Master Credit Card Trust 2008-1A
A1 144A 4.31% 12/16/13		470,000	462,747
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11		630,000	639,516
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		170,000	172,359
Centex Home Equity
Series 2005-D AF4 5.27% 10/25/35		515,000	505,087
Chase Funding Mortgage Loan
Asset-Backed Certificates
Series 2003-3 1A4 3.303% 11/25/29		154,143	153,408
Chase Issuance Trust
Series 2008-A9 A9 4.26% 5/15/13		385,000	382,495
CNH Equipment Trust
Series 2008-A A3 4.12% 5/15/12		155,000	154,537
Series 2008-A A4A 4.93% 8/15/14		255,000	251,800
Series 2008-B A3A 4.78% 7/16/12		250,000	250,233
Discover Card Master Trust
Series 2008-A4 A4 5.65% 12/15/15		500,000	502,500
#Dunkin Securitization
Series 2006-1 A2 144A 5.779% 6/20/31		500,000	460,386
#Harley-Davidson Motorcycle Trust
Series 2006-1 A2 144A 5.04% 10/15/12		220,032	222,587
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		170,000	173,045
Series 2008-A A3 4.93% 12/17/12		280,000	282,072
@•#MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35		410,297	367,216

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
p@Renaissance Home Equity Loan Trust Series
2007-2 AF2 5.675% 6/25/37	USD	175,000	$158,418
@#Sierra Receivables Funding Series 2003-2A
A1 144A 3.03% 12/15/15		94,502	90,809
•#Sovereign Dealer Floor Plan Master Series
2006-1 A 144A 2.521% 8/15/11		750,000	724,688
World Omni Auto Receivables Trust Series
2008-A A3A 3.94% 10/15/12		300,000	299,068
Total Non-Agency Asset-Backed Securities
(cost $12,118,248)			11,972,667

Non-Agency Collateralized Mortgage Obligations – 1.55%
Bear Stearns Asset-Backed Securities Trust
Series 2005-AC8 A5 5.50% 11/25/35		556,970	480,365
Countrywide Alternative Loan Trust
•Series 2004-J7 1A2 4.673% 8/25/34		38,861	38,090
Series 2006-2CB A3 5.50% 3/25/36		490,817	468,087
p@•◆Countrywide Home Loan
Mortgage Pass Through Trust
Series 2006-HYB4 1A2 5.631% 6/20/36		414,790	347,843
#GSMPS Mortgage Loan Trust 144A
•Series 1998-2 A 7.75% 5/19/27		249,917	249,091
•Series 1999-3 A 8.00% 8/19/29		601,714	649,646
Series 2005-RP1 1A4 8.50% 1/25/35		670,942	678,467
#MASTR Reperforming Loan Trust
Series 2005-1 1A5 144A 8.00% 8/25/34		497,039	506,377
Total Non-Agency Collateralized Mortgage
Obligations (cost $3,692,457)			3,417,966

«Senior Secured Loan – 0.22%
DIRECTV Holdings Term C 5.25% 4/13/13		500,000	496,340
Total Senior Secured Loan (cost $495,000)			496,340

Sovereign Debt – 6.35%Δ
Brazil – 0.39%
Republic of Brazil 11.00% 8/17/40		650,000	860,438
			860,438

	Principal amount°		Value (U.S. $)
Sovereign Debt (continued)
Germany – 4.97%
Bundesobligation 4.25% 10/12/12	EUR	7,092,400	$10,966,312
			10,966,312
Indonesia – 0.15%
Republic of Indonesia 11.00% 12/15/12	IDR	3,175,000,000	320,983
			320,983
United Kingdom – 0.84%
U.K. Treasury 5.00% 3/7/12	GBP	939,200	1,859,399
			1,859,399
Total Sovereign Debt (cost $13,781,067)			14,007,132

Supranational Banks – 0.72%
European Investment Bank
4.25% 7/15/13	USD	425,000	431,714
11.25% 2/14/13	BRL	1,000,000	606,482
International Bank for Reconstruction &
Development 5.75% 6/25/10	RUB	13,020,000	555,648
Total Supranational Banks (cost $1,503,592)			1,593,844

U.S. Treasury Obligations – 34.55%
U.S. Treasury Inflation Indexed Notes
0.625% 4/15/13	USD	8,434,045	8,405,714
¥3.875% 1/15/09		5,258,164	5,428,235
4.25% 1/15/10		1,034,038	1,109,329
U.S. Treasury Notes
¥2.875% 6/30/10		34,270,000	34,449,404
3.375% 6/30/13		25,670,000	25,724,164
3.875% 5/15/18		1,145,000	1,135,787
Total U.S. Treasury Obligations
(cost $75,758,667)			76,252,633

Total Value of Securities Before Securities
Lending Collateral – 98.92%
(cost $217,641,927)			218,298,176

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Number of shares	Value (U.S. $)
Securities Lending Collateral** – 0.47%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,038,480	$1,038,480
Total Securities Lending Collateral
(cost $1,038,480)		1,038,480

Total Value of Securities – 99.39%
(cost $218,680,407)		219,336,656 ©
Obligation to Return Securities Lending
Collateral** – (0.47%)		(1,038,480)
Receivables and Other Assets
Net of Liabilities – 1.08%		2,392,585
Net Assets Applicable to 26,689,916
Shares Outstanding – 100.00%		$220,690,761

°Principal amount shown is stated in the currency in which each security is denominated.

Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class A ($181,618,207 / 21,963,407 Shares)		$8.27
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class B ($3,883,145 / 469,788 Shares)		$8.27
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class C ($24,569,083 / 2,972,369 Shares)		$8.27
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class R ($1,227,542 / 148,414 Shares)		$8.27
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Institutional Class ($9,392,784 / 1,135,938 Shares)		$8.27

Components of Net Assets at June 30, 2008:
Shares of beneficial interest (unlimited authorization – no par)		$241,707,731
Distributions in excess of net investment income		(41,163)
Accumulated net realized loss on investments		(21,855,492)
Net unrealized appreciation of investments and foreign currencies		879,685
Total net assets		$220,690,761

BRL — Brazilian Real EUR — European Monetary Unit GBP — British Pound Sterling IDR — Indonesia Rupiah JPY — Japanese Yen RUB — Russian Ruble USD — United States Dollar

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2008, the aggregate amount of Rule 144A securities was $7,463,300, which represented 3.38% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of June 30, 2008.
◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

¥	Fully or partially pledged as collateral for financial futures contracts.
©	Includes $1,028,713 of securities loaned.
*	Fully or partially on loan.
**	See Note 12 in “Notes to financial statements.”
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

f	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2008.
@	Illiquid security. At June 30, 2008, the aggregate amount of illiquid securities was $1,200,216, which represented 0.54% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”
Δ	Securities have been classified by country of origin.
p	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At June 30, 2008, the aggregate amount of the restricted securities was $506,261, or 0.23% of the Fund’s net assets. See Note 13 in “Notes to financial statements.”

Statement of net assets
Delaware Limited-Term Diversified Income Fund

Summary of Abbreviations:
ARM — Adjustable Rate Mortgage
FHAVA — Federal Housing Administration & Veterans Administration
GNMA — Government National Mortgage Association
GPM — Graduated Payment Mortgage
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MASTR — Mortgage Asset Securitization Transactions, Inc.
S.F. — Single Family
yr — Year

Net Asset Value and Offering Price per Share –
Delaware Limited-Term Diversified Income Fund
Net asset value Class A (A)	$8.27
Sales charge (2.75% of offering price) (B)	0.23
Offering price	$8.50

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

The following foreign currency exchange contracts, futures contracts, written options, and swap contracts were outstanding at June 30, 2008:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
EUR	(6,286,688)	USD	9,769,743	7/31/08	$(112,260)
GBP	(1,005,834)	USD	1,981,895	7/31/08	(16,630)
GBP	86,988	USD	(169,992)	7/31/08	2,847
JPY	(134,492,256)	USD	1,260,518	7/31/08	(8,605)
JPY	1,012,055,323	USD	(9,683,241)	7/31/08	(133,078)
RUB	13,477,788	USD	(569,404)	7/31/08	4,598
					$(263,128)

Futures Contracts[2]

				Unrealized
Contract to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
120 U.S. Treasury 2 yr notes	$25,267,660	$25,344,375	9/30/08	$76,715
75 U.S. Treasury 5 yr notes	8,254,787	8,291,602	9/30/08	36,815
				$113,530

Written Options3

				Expiration	Unrealized
Description	Number of Contracts	Notional Value	Exercise Price	Date	Appreciation
U.S. Treasury
10 yr Future	(800)	$89,200,000	$111.50	7/25/08	$329,386
U.S. Treasury
10 yr Future	(200)	22,200,000	111	8/22/08	30,784
		$111,400,000			$360,170

Swap Contract4

Credit Default Swap Contract

		Annual
Swap Counterparty &		Protection	Termination	Unrealized
Referenced Obligation	Notional Value	Payments	Date	Depreciation
Protection Purchased:
JPMorgan Chase Bank
iStar Financial 5 yr CDS	$205,000	7.28%	6/20/13	$(1,241)

The use of foreign currency exchange contracts, futures contracts, written options, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”
2See Note 9 in “Notes to financial statements.”
3See Note 10 in “Notes to financial statements.”
4See Note 11 in “Notes to financial statements.”

See accompanying notes

Statement of operations
Delaware Limited-Term Diversified Income Fund Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$5,197,060
Securities lending income	135,704
		$5,332,764

Expenses:
Management fees	557,645
Distribution expenses – Class A	278,239
Distribution expenses – Class B	25,140
Distribution expenses – Class C	111,690
Distribution expenses – Class R	3,049
Dividend disbursing and transfer agent fees and expenses	185,836
Accounting and administration expenses	44,612
Legal fees	38,718
Reports and statements to shareholders	27,945
Registration fees	27,932
Pricing fees	11,102
Audit and tax	10,929
Trustees’ fees	5,592
Custodian fees	4,638
Insurance fees	3,273
Consulting fees	1,513
Dues and Service	446
Trustees’ expenses	316
Taxes (other than income)	156	1,338,771
Less expenses absorbed or waived		(144,907)
Less waived distribution expenses – Class A		(139,119)
Less waived distribution expenses – Class R		(508)
Less expense paid indirectly		(2,823)
Total operating expenses		1,051,414
Net Investment Income		4,281,350

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments		(1,980,616)
Futures contracts		(33,337)
Foreign currencies		(65,721)
Swap contracts		190,479
Written options		473,615
Net realized loss		(1,415,580)
Net change in unrealized appreciation/depreciation of
investments and foreign currencies		(91,301)
Net Realized and Unrealized Loss on Investments and
Foreign Currencies		(1,506,881)

Net Increase in Net Assets Resulting from Operations		$2,774,469

See accompanying notes

Statements of changes in net assets
Delaware Limited-Term Diversified Income Fund

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,281,350	$7,868,487
Net realized gain (loss) on investments and
foreign currencies	(1,415,580)	2,754,406
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	(91,301)	2,066,729
Net increase in net assets resulting from operations	2,774,469	12,689,622

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,095,690)	(7,881,882)
Class B	(90,254)	(319,823)
Class C	(397,309)	(755,846)
Class R	(20,495)	(55,857)
Institutional Class	(213,807)	(645,639)
	(4,817,555)	(9,659,047)
Capital Share Transactions:
Proceeds from shares sold:
Class A	39,967,453	41,887,644
Class B	481,080	563,082
Class C	8,263,328	4,420,547
Class R	894,854	496,530
Institutional Class	569,483	2,674,329

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	3,224,785	6,242,596
Class B	78,302	263,414
Class C	301,456	559,459
Class R	19,993	55,857
Institutional Class	209,294	632,736
	54,010,028	57,796,194

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(37,074,593)	$(46,831,044)
Class B	(2,277,150)	(6,953,876)
Class C	(3,606,541)	(7,126,788)
Class R	(186,715)	(1,910,239)
Institutional Class	(607,516)	(16,029,838)
	(43,752,515)	(78,851,785)
Increase (decrease) in net assets derived from capital
share transactions	10,257,513	(21,055,591)
Net Increase (Decrease) in Net Assets	8,214,427	(18,025,016)

Net Assets:
Beginning of period	212,476,334	230,501,350
End of period including distributions in excess
net investment income of $41,163 and
$160,162, respectively	$220,690,761	$212,476,334

See accompanying notes

Financial highlights
Delaware Limited-Term Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the period ended June 30, 2008 and year ended December 31, 2007.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager and distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
6/30/08[1]	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
(Unaudited)
$8.340	$8.210	$8.270	$8.480	$8.620	$8.770

0.164	0.310	0.284	0.278	0.244	0.222
(0.050)	0.199	0.019	(0.132)	(0.048)	(0.039)
0.114	0.509	0.303	0.146	0.196	0.183

(0.184)	(0.379)	(0.363)	(0.356)	(0.336)	(0.315)
—	—	—	—	—	(0.018)
(0.184)	(0.379)	(0.363)	(0.356)	(0.336)	(0.333)

$8.270	$8.340	$8.210	$8.270	$8.480	$8.620

1.37%	6.36%	3.76%	1.76%	2.31%	2.12%

$181,618	$177,183	$173,362	$189,845	$204,053	$249,845
0.84%	0.83%	0.81%	0.82%	0.75%	0.75%

1.12%	1.12%	1.14%	1.12%	1.13%	1.14%
3.94%	3.77%	3.46%	3.32%	2.85%	2.57%

3.66%	3.48%	3.13%	3.02%	2.47%	2.18%
344%	236%	276%	259%	313%	483%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the period ended June 30, 2008 and year ended December 31, 2007.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
6/30/08[1]	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
(Unaudited)
$8.330	$8.210	$8.270	$8.480	$8.620	$8.770

0.128	0.240	0.215	0.207	0.170	0.152
(0.039)	0.189	0.019	(0.132)	(0.047)	(0.044)
0.089	0.429	0.234	0.075	0.123	0.108

(0.149)	(0.309)	(0.294)	(0.285)	(0.263)	(0.244)
—	—	—	—	—	(0.014)
(0.149)	(0.309)	(0.294)	(0.285)	(0.263)	(0.258)

$8.270	$8.330	$8.210	$8.270	$8.480	$8.620

1.06%	5.34%	2.89%	0.90%	1.44%	1.25%

$3,883	$5,631	$11,674	$19,857	$27,559	$37,774
1.69%	1.68%	1.66%	1.67%	1.60%	1.60%

1.82%	1.82%	1.84%	1.82%	1.83%	1.86%
3.09%	2.92%	2.61%	2.47%	2.00%	1.72%

2.96%	2.78%	2.43%	2.32%	1.77%	1.46%
344%	236%	276%	259%	313%	483%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the period ended June 30, 2008 and year ended December 31, 2007.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
6/30/08[1]	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
(Unaudited)
$8.330	$8.210	$8.270	$8.480	$8.620	$8.770

0.129	0.240	0.215	0.207	0.170	0.152
(0.040)	0.189	0.019	(0.132)	(0.047)	(0.044)
0.089	0.429	0.234	0.075	0.123	0.108

(0.149)	(0.309)	(0.294)	(0.285)	(0.263)	(0.244)
—	—	—	—	—	(0.014)
(0.149)	(0.309)	(0.294)	(0.285)	(0.263)	(0.258)

$8.270	$8.330	$8.210	$8.270	$8.480	$8.620

1.06%	5.34%	2.89%	0.90%	1.44%	1.25%

$24,569	$19,847	$21,716	$32,235	$49,709	$72,045
1.69%	1.68%	1.66%	1.67%	1.60%	1.60%

1.82%	1.82%	1.84%	1.82%	1.83%	1.86%
3.09%	2.92%	2.61%	2.47%	2.00%	1.72%

2.96%	2.78%	2.43%	2.32%	1.77%	1.46%
344%	236%	276%	259%	313%	483%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations. Ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information for the period ended June 30, 2008 and year ended December 31, 2007.

See accompanying notes

					6/2/03[2]
Six Months Ended	Year Ended				to
6/30/08[1]	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
(Unaudited)
$8.340	$8.220	$8.270	$8.490	$8.630	$8.800

0.150	0.281	0.255	0.244	0.205	0.074
(0.050)	0.189	0.029	(0.142)	(0.048)	(0.063)
0.100	0.470	0.284	0.102	0.157	0.011

(0.170)	(0.350)	(0.334)	(0.322)	(0.297)	(0.165)
—	—	—	—	—	(0.016)
(0.170)	(0.350)	(0.334)	(0.322)	(0.297)	(0.181)

$8.270	$8.340	$8.220	$8.270	$8.490	$8.630

1.19%	5.86%	3.53%	1.34%	1.73%	0.14%

$1,228	$517	$1,876	$1,860	$1,905	$1,499
1.19%	1.18%	1.16%	1.23%	1.20%	1.20%

1.42%	1.42%	1.44%	1.42%	1.43%	1.38%
3.59%	3.42%	3.11%	2.91%	2.40%	1.86%

3.36%	3.18%	2.83%	2.72%	2.17%	1.68%
344%	236%	276%	259%	313%	483% [5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflect waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[5] Portfolio turnover is representative of the Fund for the entire year.

Financial highlights
Delaware Limited-Term Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information for the period ended June 30, 2008 and year ended December 31, 2007.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
6/30/08[1]	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
(Unaudited)
$8.340	$8.210	$8.270	$8.480	$8.620	$8.770

0.170	0.322	0.297	0.291	0.256	0.234
(0.049)	0.199	0.019	(0.132)	(0.047)	(0.038)
0.121	0.521	0.316	0.159	0.209	0.196

(0.191)	(0.391)	(0.376)	(0.369)	(0.349)	(0.328)
—	—	—	—	—	(0.018)
(0.191)	(0.391)	(0.376)	(0.369)	(0.349)	(0.346)

$8.270	$8.340	$8.210	$8.270	$8.480	$8.620

1.44%	6.52%	3.92%	1.91%	2.46%	2.27%

$9,393	$9,298	$21,873	$26,070	$21,732	$16,667
0.69%	0.68%	0.66%	0.67%	0.60%	0.60%

0.82%	0.82%	0.84%	0.82%	0.83%	0.86%
4.09%	3.92%	3.61%	3.47%	3.00%	2.72%

3.96%	3.78%	3.43%	3.32%	2.77%	2.46%
344%	236%	276%	259%	313%	483%

Notes to financial statements
Delaware Limited-Term Diversified Income Fund	June 30, 2008 (Unaudited)

Delaware Group Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Limited-Term Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 2.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B share may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap contracts (CDS) and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available the Pricing Service may take into account developments related to the specific security as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates— The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and Premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset- backed securities are classified as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)), do not exceed 0.69% of average daily net assets of the Fund through April 30, 2009. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.005% of the first $30 billion; 0.0045% of the next $10 billion; 0.004% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended June 30, 2008, the Fund was charged $5,576 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has voluntarily agreed to limit Class A Shares’ 12b-1 fees until such time as the waiver is discontinued to no more than 0.15% of the Fund’s average daily net assets. The waiver may be discontinued at any time because it is voluntary. DDLP has contracted to limit the Class R shares 12b-1 fees through April 2009 to no more than 0.50% of the Fund’s average daily net assets.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$66,208
Dividend disbursing, transfer agent and fund
accounting oversight fees and other
expenses payable to DSC	33,949
Distribution fee payable to DDLP	46,345
Other expenses payable to DMC and affiliates*	17,192

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended June 30, 2008, the Fund was charged $7,699 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended June 30, 2008, DDLP earned $8,665 for commissions on sales of the Fund’s Class A shares. For the six months ended June 30, 2008, DDLP received gross CDSC commissions of $7,435, $1,680 and $411 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

3. Investments

For the six months ended June 30, 2008, the Fund made purchases of $95,047,593 and sales of $127,082,705 of investment securities other than U.S. government securities and short-term investments. For the six months ended June 30, 2008, the Fund made purchases of $267,769,616 and sales of $234,101,879 of long-term U.S. government securities.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments for federal income tax purposes was $220,000,736. At June 30, 2008, net unrealized depreciation was $664,080 of which $1,607,482 related to unrealized appreciation of investments and $2,271,562 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Level	Securities
Level 1	$77,291,113
Level 2	$132,492,163
Level 3	9,553,380
Total	$219,336,656

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/07	$17,051,254
Net realized gain (loss)	(197,135)
Net change in unrealized
appreciation/depreciation	250,814
Net purchases, sales, and settlements	2,411,931
Net transfers in and/or out of Level 3	(9,963,484)

Balance as of 6/30/08	$9,553,380
Net change in unrealized appreciation/depreciation
from investments still held as of 6/30/08	$(8,022)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2008 and year ended December 31, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/08*	12/31/07
Ordinary income	$4,817,555	$9,659,047

*Tax information for the six months ended June 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$241,707,731
Realized losses (1/1/08 – 6/30/08)	(2,144,759)
Capital loss carryforwards	(17,916,704)
Other temporary differences	(308,647)
Unrealized depreciation of investments, swap
contracts and foreign currencies	(646,860)
Net assets	$220,690,761

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts, mark to market of forward foreign currency contracts, tax treatment of CDS contracts, straddles and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, tax treatment of CDS contracts, market discount and premium on certain debt instruments, and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end

Undistributed net investment income	$655,204
Accumulated net realized loss	(629,396)
Paid-in capital	(25,808)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2007 will expire as follows: $5,888,621 expires in 2008, $6,133,212 expires in 2012, $2,091,290 expires in 2013 and $3,803,581 expires in 2014.

For the six months ended June 30, 2008, the Fund had capital losses of $2,144,759, which may increase capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07
Shares sold:
Class A	4,763,119	5,087,066
Class B	57,230	68,513
Class C	984,392	536,359
Class R	106,393	60,667
Institutional Class	67,679	325,327

Shares issued upon reinvestment of dividends and distributions:
Class A	385,513	759,385
Class B	9,354	32,073
Class C	36,073	68,093
Class R	2,394	6,926
Institutional Class	25,022	76,966
	6,437,169	7,021,375

Shares repurchased:
Class A	(4,440,296)	(5,697,001)
Class B	(272,594)	(846,247)
Class C	(430,077)	(867,194)
Class R	(22,332)	(233,976)
Institutional Class	(72,193)	(1,949,833)
	(5,237,492)	(9,594,251)
Net increase (decrease)	1,199,677	(2,572,876)

For the six months ended June 30, 2008 and year ended December 31, 2007, 163,980 Class B shares were converted to 163,980 Class A shares valued at $1,368,803 and 386,457 Class B shares were converted to 386,330 Class A shares valued at $3,177,925, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of June 30, 2008, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

9. Futures Contracts

The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

10. Written Options

During the six months ended June 30, 2008, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended June 30, 2008 for the Fund were as follows:

	Number of
	contracts	Premiums
Options outstanding at December 31, 2007	300	$135,089
Options written	3,500	2,072,045
Options terminated in closing purchase transactions	(2,800)	(1,615,714)
Options outstanding at June 30, 2008	1,000	$591,420

11. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

11. Swap Contracts (continued)

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended June 30, 2008, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

12. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of securities on loan was $1,028,713, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

13. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

13. Credit and Market Risk (continued)

The Fund invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

14. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Other Fund information (unaudited)
Delaware Limited-Term Diversified Income Fund

Board Consideration of Delaware Limited-Term Diversified Income Fund Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Limited-Term Diversified Income Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed the Lipper reports with Counsel to the Independent Trustees at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to fund matters.

Other Fund information (unaudited)
Delaware Limited-Term Diversified Income Fund

Board Consideration of Delaware Limited-Term Diversified Income Fund Investment Advisory Agreement (continued)

The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007 Management commenced the outsourcing of certain investment accounting functions that are expected to improve further the quality and the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware fund for the same class of shares in another Delaware fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware funds and the privilege to combine holdings in other Delaware funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the overall investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The Trustees complimented Management on navigating the Delaware Investments Family of Funds fixed income funds through the turbulent financial markets since 2007 without incurring a major difficulty. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

Lipper currently classifies the Fund as a short-intermediate U.S. government fund. However, Management believes that, given recent investment objective, strategy and policy changes, it would be more appropriate to include the Fund in the short-intermediate investment-grade debt funds category. Accordingly, the Lipper report prepared for the Fund compares the Fund’s performance to two separate Performance Universes consisting of the Fund and all retail and institutional short-intermediate U.S. government funds and all retail and institutional short-intermediate investment-grade debt funds. When compared to other short-intermediate U.S. government funds, the Lipper report comparison showed that the Fund’s total return for the one- and ten-

year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the first quartile. When compared to other short-intermediate investment-grade debt funds, the Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the second quartile and third quartile, respectively. The Board was very satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused on the comparative analysis of the effective management fees and total expense ratios of the Fund versus the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

When compared to other short-intermediate U.S. government funds, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. When compared to other short-intermediate investment-grade debt funds, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of the Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Groups as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments.

Other Fund information (unaudited)
Delaware Limited-Term Diversified Income Fund

Board Consideration of Delaware Limited-Term Diversified Income Fund Investment Advisory Agreement (continued)

The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

About the organization

This semiannual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Limited-Term Diversified Income Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP LIMITED TERM GOVERNMENT FUNDS

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 3, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 3, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 3, 2008